INTERESTS IN JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Kroondal Mine and Marikana Mine
Disclosure of joint operations [line items]
Schedule of joint operations

Figures in million - SA rand	2019	2018	2017
Loss on foreign exchange differences	(63.2)	132.7	(94.4)
Profit before tax	2,061.6	677.7	175.0
Profit for the year	2,061.4	677.7	175.0
Non-current assets	945.7	1,115.7	1,284.0
Current assets	2,303.0	1,828.2	1,400.5
Current liabilities	(353.1)	(271.3)	(283.2)
Net assets (50.0%)	2,895.6	2,672.6	2,401.3